Incentive Plans (Note)	12 Months Ended
Dec. 31, 2016
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Incentive Plans
NOTE 18 INCENTIVE PLANS

International Paper currently has an Incentive Compensation Plan (ICP) which, upon the approval by the Company’s shareholders in May 2009, replaced the Company’s Long-Term Incentive Compensation Plan (LTICP). The ICP authorizes grants of restricted stock, restricted or deferred stock units, performance awards payable in cash or stock upon the attainment of specified performance goals, dividend equivalents, stock options, stock appreciation rights, other stock-based awards, and cash-based awards at the discretion of the Management Development and Compensation Committee of the Board of Directors (the Committee) that administers the ICP. Additionally, restricted stock, which may be deferred into RSU’s, may be awarded under a Restricted Stock and Deferred Compensation Plan for Non-Employee Directors.

STOCK OPTION PROGRAM

The Company has discontinued the issuance of stock options for all eligible U.S. and non-U.S. employees. In the United States, the stock option program was replaced with a performance-based restricted share program to more closely tie long-term incentive compensation to Company performance on two key performance drivers: return on invested capital (ROIC) and total shareholder return (TSR). All outstanding options expired on March 15, 2015.

The following summarizes the status of the Stock Option Program and the changes during the three years ending December 31, 2016:

	Options (a)	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Aggregate Intrinsic Value (thousands)
Outstanding at December 31, 2013	1,752,789	$39.80	0.67	$16,175
Granted	3,247	49.13
Exercised	(1,634,858)	39.80
Expired	(49,286)	41.50
Outstanding at December 31, 2014	71,892	39.03	0.18	1,046
Granted	—	—
Exercised	(62,477)	39.05
Expired	(9,415)	38.92
Outstanding at December 31, 2015	—	—	0.00	—
Granted	—	—
Exercised	—	—
Expired	—	—
Outstanding at December 31, 2016	—	$—	0.00	$—

(a)	The table includes options outstanding under an acquired company plan under which options may no longer be granted.

PERFORMANCE SHARE PLAN

Under the Performance Share Plan (PSP), contingent awards of International Paper common stock are granted by the Committee. The PSP awards are earned evenly over a three-year period. PSP awards are earned based on the achievement of defined performance rankings of ROIC and TSR compared to ROIC and TSR peer groups of companies. Awards are weighted 75% for ROIC and 25% for TSR for all participants except for officers for whom the awards are weighted 50% for ROIC and 50% for TSR. The ROIC component of the PSP awards is valued at the closing stock price on the day prior to the grant date. As the ROIC component contains a performance condition, compensation expense, net of estimated forfeitures, is recorded over the requisite service period based on the most probable number of awards expected to vest. The TSR component of the PSP awards is valued using a Monte Carlo simulation as the TSR component contains a market condition. The Monte Carlo simulation estimates the fair value of the TSR component based on the expected term of the award, a risk-free rate, expected dividends, and the expected volatility for the Company and its competitors. The expected term is estimated based on the vesting period of the awards, the risk-free rate is based on the yield on U.S. Treasury securities matching the vesting period, and the volatility is based on the Company’s historical volatility over the expected term.

PSP grants are made in performance-based restricted stock units. The 2012 PSP awards issued to certain members of senior management were accounted for as liability awards, which were remeasured at fair value at each balance sheet date. The valuation of these PSP liability awards was computed based on the same methodology as the PSP equity awards. On December 8, 2014, IP eliminated the election for executives to withhold more than the minimum tax withholding for the 2013 and 2014 grants making them equity awards.

The following table sets forth the assumptions used to determine compensation cost for the market condition component of the PSP plan:

Twelve Months Ended December 31, 2016
Expected volatility	22.36%-30.84%
Risk-free interest rate	0.67%-1.31%

The following summarizes PSP activity for the three years ending December 31, 2016:

	Share/Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2013	8,117,489	$31.20
Granted	3,682,663	46.82
Shares issued	(4,025,111)	37.18
Forfeited	(499,107)	43.10
Outstanding at December 31, 2014	7,275,934	34.98
Granted	1,863,623	53.25
Shares issued	(2,959,160)	37.09
Forfeited	(322,664)	53.97
Outstanding at December 31, 2015	5,857,733	38.69
Granted	2,617,982	37.26
Shares issued	(2,316,085)	43.82
Forfeited	(209,500)	43.61
Outstanding at December 31, 2016	5,950,130	$35.89

RESTRICTED STOCK AWARD PROGRAMS

The service-based Restricted Stock Award program (RSA), designed for recruitment, retention and special recognition purposes, provides for awards of restricted stock to key employees.

The following summarizes the activity of the RSA program for the three years ending December 31, 2016:

	Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2013	112,374	$36.24
Granted	89,500	48.19
Shares issued	(83,275)	33.78
Forfeited	(4,000)	45.88
Outstanding at December 31, 2014	114,599	47.03
Granted	36,300	50.06
Shares issued	(27,365)	45.35
Forfeited	(3,166)	50.04
Outstanding at December 31, 2015	120,368	48.24
Granted	117,881	42.81
Shares issued	(59,418)	47.14
Forfeited	(9,500)	39.36
Outstanding at December 31, 2016	169,331	$45.34

At December 31, 2016, 2015 and 2014 a total of 14.3 million, 16.2 million and 16.3 million shares, respectively, were available for grant under the ICP.

Stock-based compensation expense and related income tax benefits were as follows:

In millions	2016	2015	2014
Total stock-based compensation expense (included in selling and administrative expense)	$129	$114	$118
Income tax benefits related to stock-based compensation	34	88	92

At December 31, 2016, $94 million of compensation cost, net of estimated forfeitures, related to unvested restricted performance shares, executive continuity awards and restricted stock attributable to future performance had not yet been recognized. This amount will be recognized in expense over a weighted-average period of 1.6 years.